Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Summary of assumptions used to determine the fair value of the stock options	The assumptions used to estimate the fair value of stock options granted during the periods presented were as follows:

	Year Ended December 31,
	2021	2020
Strike price	$0.17	$0.18
Expected term (in years)	5.55 - 6.05	5.00 - 6.04
Expected volatility	57.09% - 57.81%	49.13% - 53.50%
Risk-free interest rate	0.50% - 0.57%	0.37% - 1.46%
Dividend yield	—	—

Summary of stock option plan and the activity
The following table summarizes the Company’s stock option plan and the activity:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2021 (as previously reported)	8,247,340	$0.44	6.72	$—
Retroactive application of reverse recapitalization	(1,967,440)	—	—	—

Outstanding as of January 1, 2021, effect of Merger	6,279,900	$0.58	6.64	$—
Granted	29,420	0.36	9.07	—
Forfeited	(203,970)	0.44	—	—
Exercised	(1,298,963)	0.45	—	$9,450

Outstanding at December 31, 2021	4,806,387	$0.63	6.57	$14,438

Exercisable at December 31, 2021	4,515,739	$0.64	6.48	$13,504

Summary of the Company's restricted stock unit activity
The following table summarizes the Company’s restricted stock unit activity:

	Restricted Stock Units	Weighted Average Grant Date Fair Value per Share
Outstanding at January 1, 2021	—	$—
Granted	1,070,812	2.58
Forfeited	(364)	1.06
Vested	(410,000)	3.80

Outstanding at December 31, 2021	660,448	$3.80

Exercisable at December 31, 2021	—	$—

2010 Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Summary of assumptions used to determine the fair value of the stock options	The assumptions used to estimate the fair value of Earn-Out RSUs granted during the year ended December 31, 2021 were as follows:

Weighted average grant date fair value	$1.14
Expected term (in years)	3.00
Expected volatility	67.00%
Risk-free interest rate	0.93%
Dividend yield	—